ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	May 31, 2019	Feb. 28, 2018
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	204,135,029	193,770,753
Ordinary shares, shares outstanding	201,189,189	190,824,913
Treasury stock at cost, shares	2,945,840	2,945,840
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	204,135,029	193,770,753
Ordinary shares, shares outstanding	201,189,189	190,824,913
Treasury stock at cost, shares	2,945,840	2,945,840